Events Subsequent to June 30, 2021	6 Months Ended
Jun. 30, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Events Subsequent to June 30, 2021

C/ EVENTS SUBSEQUENT TO JUNE 30, 2021
On July 15, 2021, Sanofi and Kiadis Pharma N.V. announced that the conversion of Kiadis from a public limited liability company into a private limited liability company, following the delisting of Kiadis shares on Euronext Amsterdam and Euronext Brussels on May 25, 2021 and the resolution adopted by the company’s shareholders at the General Meeting of March 30, 2021 would be postponed until the end of the statutory buy-out procedure initiated by Sanofi at the end of the initial tender offer acceptance period.